Note 8 - Right to Use Assets and Lease Liability (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Lessee, Schedule of Operating Lease, Right-of-Use Asset [Table Text Block]
September 30, 2019
Office lease	$165,096
Less accumulated amortization	(36,479)
Right-to-use assets, net	$128,617

Lessee, Schedule of Operating Lease, Liability [Table Text Block]
September 30, 2019
Office lease	$128,618
Less: short term portion	(53,484)
Long term portion	$75,134

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Three months ended December 31, 2019	$15,163
Year ended December 31, 2020	61,253
Year ended December 31, 2021	63,090
Total	139,506
Less: Present value discount	(10,888)
Lease liability	$128,618

Lease, Cost [Table Text Block]
Operating lease expense	$44,533
Short-term lease expense	-
Variable lease expense	-
$44,533